9. Other receivables	12 Months Ended
Dec. 31, 2017
Other Receivables
Other receivables
	2017	2016

Accounts receivable from insurers (i)	208	19
Rental receivable	48	61
Receivable from Paes Mendonça (note 9.1)	532	532
Receivable from sale of subsidiaries (note 9.2)	81	69
Other	44	57
	913	738

Current	271	126
Noncurrent	642	612

(i) The 2017 balance includes R$174 related to the amount to be reimbursed by the insurance company related to losses from the fire in the distribution center located in Osasco on December 27, 2017.

9.1.	Accounts receivable – Paes Mendonça.

The accounts receivable from Paes Mendonça relate to amounts deriving from the payment of third-party liabilities by the subsidiaries, Novasoc and Sendas. Pursuant to contractual provisions, these accounts receivable are guaranteed by commercial lease rights (“commercial rights”) of certain stores currently being operated by the Company and Sendas. The maturity of the accounts receivable is linked to the lease agreements, which are currently under tacit renewal and it has been presented as non-current asset due to the possibility of conversion into commercial rights of leased stores, considering the existing guarantee.

The Company is currently in an advanced stage of its negotiations to renew the agreements and secure the long term operation of the stores, which would involve alternatives for the realization of this accounts receivable. The negotiations have not been completed through the date of issuance of these financial statements, and the Company is not expecting any loss on the accounts receivable based on the terms currently being discussed.

9.2.	Accounts receivable from the sale of companies

Accounts receivable related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the signature of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January 2016, 5 new gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI.